Short-Term Investments and Deposits (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Deposits in banks and financial institutions	$ 90	$ 18
Other	0	11
Short-term investments and deposits	$ 90	$ 29